SUBSEQUENT EVENTS (Details Textual)			1 Months Ended		12 Months Ended
	Feb. 02, 2018 USD ($)	Feb. 02, 2018 CAD ($)	Jan. 31, 2018 USD ($)	Jan. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Subsequent Event [Line Items]
Proceeds from Convertible Debt					$ 327,796	$ 400,357
Promissory Notes [Member]
Subsequent Event [Line Items]
Proceeds from Convertible Debt					$ 609,826	$ 400,357
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			10.00%	10.00%
Repayments of Convertible Debt	$ 60,000
Subsequent Event [Member] | Unsecured Debt [Member]
Subsequent Event [Line Items]
Proceeds from Convertible Debt			$ 332,065	$ 409,000
Common Shares Issued Under Qualified Offering Price			75.00%	75.00%
Debt Instrument, Maturity Date			Jul. 31, 2018	Jul. 31, 2018
Subsequent Event [Member] | Secured Debt [Member]
Subsequent Event [Line Items]
Proceeds from Convertible Debt			$ 1,218,620	$ 1,500,000
Common Shares Issued Under Qualified Offering Price			75.00%	75.00%
Debt Instrument, Maturity Date			Jul. 31, 2018	Jul. 31, 2018
Debt Instrument, Interest Rate, Stated Percentage			10.00%	10.00%
Subsequent Event [Member] | Promissory Notes [Member] | Director [Member]
Subsequent Event [Line Items]
Proceeds from Convertible Debt		$ 59,000
Subsequent Event [Member] | Promissory Notes [Member] | Unsecured Debt [Member]
Subsequent Event [Line Items]
Proceeds from Convertible Debt			$ 311,967	$ 384,000
Common Shares Issued Under Purchase Warrants Of Exercise Price			120.00%	120.00%
Subsequent Event [Member] | Additional Promissory Notes [Member] | Unsecured Debt [Member]
Subsequent Event [Line Items]
Proceeds from Convertible Debt			$ 20,098	$ 25,000
Subsequent Event [Member] | Initial Instalment [Member]
Subsequent Event [Line Items]
Proceeds from Convertible Debt			609,310	750,000
Subsequent Event [Member] | Final Instalment [Member]
Subsequent Event [Line Items]
Proceeds from Convertible Debt			$ 573,307	$ 750,000